EQUITY - November 2021 Private Placement (Details) - USD ($)							3 Months Ended	12 Months Ended
	Nov. 10, 2021	Nov. 09, 2021	Nov. 08, 2021	Nov. 07, 2021	Apr. 21, 2019	Apr. 20, 2019	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2022	Aug. 09, 2022	Apr. 06, 2022	Nov. 30, 2021	Nov. 06, 2021	Mar. 31, 2021	Aug. 13, 2020
EQUITY
Value of shares							$ 653,000	$ 653,000
Common stock, par value (in dollar per share)								$ 0.0001	$ 0.0001					$ 0.0001
Threshold percentage on closing bid price												85.00%
Exercise price of warrants												$ 0.82
Issuance of common stock and warrants in a registered direct offering, net of issuance costs					178,136	1,781,360
Private Placement
EQUITY
Shares of common stock issued to a consultant for services to be rendered			5,000
Initial conversion price										$ 2.00	$ 4.10
Common stock, par value (in dollar per share)			$ 0.0001
Share price				$ 6.8
Threshold for adjusted conversion price	$ 0.41
Threshold percentage on closing bid price	85.00%
Term of the warrants	5 years														5 years
Commencement period for warrants to become exercisable	6 months 1 day
Exercise price of warrants	$ 8.2			$ 6.8								4.1
Minimum adjustment price	$ 7.1
Cash fee				7.50%
Cash commission				$ 375,000
Issuance of common stock and warrants in a registered direct offering, net of issuance costs				55,148
Private Placement | Series A Convertible Preferred Stock [Member]
EQUITY
Shares of common stock issued to a consultant for services to be rendered			5,000
Initial conversion price												$ 0.68
Common stock, par value (in dollar per share)			$ 0.0001
Private Placement | Minimum [Member]
EQUITY
Percentage of ownership upon exercise of warrants	4.99%
Private Placement | Maximum [Member]
EQUITY
Percentage of ownership upon exercise of warrants	9.99%
Private Placement | Purchase Agreements [Member] | Series A Convertible Preferred Stock [Member]
EQUITY
Value of shares			$ 5,000,000
Initial conversion price			$ 0.68
Share price			$ 1,000
Proceeds from private placement	$ 4,400,000		$ 4,400,000
Private Placement | Pre Reverse Split [Member]
EQUITY
Share price				$ 0.68
Exercise price of warrants	$ 0.82	$ 0.82		$ 0.68									$ 0.68
Minimum adjustment price	$ 0.7125	$ 0.7125
Issuance of common stock and warrants in a registered direct offering, net of issuance costs				551,471